SUBSEQUENT EVENTS (Details Narrative)																					1 Months Ended										2 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 06, 2022 USD ($) shares	Sep. 21, 2022 USD ($) shares	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Aug. 02, 2022 USD ($) shares	Aug. 02, 2022 USD ($) shares	Jul. 29, 2022 USD ($) shares	Jul. 29, 2022 shares	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 02, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	May 18, 2022 shares	May 12, 2022	Mar. 29, 2022 USD ($)	Dec. 07, 2021 USD ($)	Oct. 02, 2020 USD ($)	Oct. 02, 2020 EUR (€)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Feb. 28, 2023 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Nov. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Proceeds from the exercise of warrants	$ 200,000						$ 200,000																													$ 200,000	$ 375,000		$ 625,001	$ 776,044
Number of shares, exercised | shares
Common stock, shares issued | shares														220,350,921											1,245,699,501								1,245,699,501		220,350,921	1,245,699,501			220,350,921	14,055,393
Deemed dividend																																	$ 19,322			$ 408,557			$ 700,340	$ 391,749
Issuance of stock | shares		10,001,500,005													3,001,500,005																								56,799,716
Debt instrument face amount																									$ 125,000								125,000			125,000				95,000				$ 19,600
Accrued interest																									9,543								9,543			9,543								416	$ 5,248
Gross aggregate proceeds												$ 24,711																							99,285	24,711			99,285
Debt instrument unamortized discount																									52,596								52,596			$ 52,596
Lowest trading price percentage																																				4.99%			4.99%
[custom:PenaltyAmount]																																				$ 30,000
Payment for services																																								24,043	€ 28,493	$ 36,117	€ 31,754
Premiums to additional paid in capital																																												$ 11,785
ONE44 Capital LLC [Member]
Accrued interest														2,873											9,378								9,378		2,873	9,378			$ 2,873
Premiums to additional paid in capital																									215,385								215,385			215,385
University of Jaen [Member]
Payment for services																			$ 30,268	€ 25,837
Securities Purchase Agreement [Member]
Debt instrument unamortized discount														452,308											144,711								144,711		452,308	144,711	$ 245,000		452,308	$ 498,160
Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending L L C [Member] | July Elevan Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member]
Debt instrument face amount														105,000																					$ 105,000				$ 105,000
Debt issue costs														$ 3,750
Debt instrument debt default interest rate														35.00%
Debt instrument description														The conversion price for the above note shall be equal to a 35% discount of the market price which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, 1800 Diagonal shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by 1800 Diagonal and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. The Company treats this convertible note as stock settled debt under ASC 480.
Percentage of outstanding shares of common stock														9.99%
Debt default amount percentage														22.00%
Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending L L C [Member] | July Elevan Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member] | Minimum [Member]
Debt instrument debt default interest rate														110.00%
Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending L L C [Member] | July Elevan Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member] | Maximum [Member]
Debt instrument debt default interest rate														129.00%
Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending L L C [Member] | June Thirty Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Debt instrument maturity date																Jun. 30, 2023
Debt instrument, interest rate, stated percentage														8.00%																					8.00%				8.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Debt instrument face amount		$ 71,500		$ 93,000																					164,500								164,500			164,500
Accrued interest																									4,457								4,457			4,457
Debt instrument maturity date		Mar. 21, 2023		Apr. 12, 2023
Debt instrument, interest rate, stated percentage		8.00%		8.00%
Debt instrument debt default interest rate		24.00%
Percentage of outstanding shares of common stock		4.99%		4.99%
Debt instrument unamortized discount		$ 4,000		$ 5,000
Legal fees		$ 2,500		$ 3,000
Conversion price, description		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s Common Stock at a price for each share of Common Stock (“Conversion Price”) of $0.002 per share (the “Fixed Price”). However, in the event the Company’s Common Stock trades below $0.0014 per share for more than five consecutive trading days, then the Fixed Price shall be equal to $0.0009 per share		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s Common Stock at a price for each share of Common Stock (“Conversion Price”) of $0.0028 per share (the “Fixed Price”). However, in the event the Company’s common stock trades below $0.002 per share for more than five consecutive trading days, then the Fixed Price shall be equal to $0.0013 per share
Lowest trading price percentage		65.00%		65.00%
Debt principal increase percentage		20.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate		110.00%
[custom:PenaltyAmount]		$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate		125.00%
[custom:PenaltyAmount]		$ 500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
Debt instrument face amount			$ 110,000											$ 235,700			$ 120,000	$ 170,000							204,000								204,000		$ 235,700	204,000			$ 235,700
Accrued interest														9,519											11,287								11,287		9,519	11,287			9,519
Debt instrument maturity date			Aug. 15, 2023														Mar. 29, 2023	Dec. 07, 2022
Debt instrument, interest rate, stated percentage																	10.00%	10.00%
Debt instrument debt default interest rate			65.00%
Debt instrument description			The conversion price for the above ONE44 notes shall be equal to 65% (representing a 35% discount) of the market price, which means the lowest closing bid prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion
Percentage of outstanding shares of common stock			4.99%
Debt default amount percentage			24.00%
Legal fees			$ 5,500
Debt principal increase percentage			20.00%
Debt conversion original debt			$ 10,000
Premiums to additional paid in capital														$ 29,238											76,300								76,300		$ 29,238	76,300			$ 29,238
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate			120.00%
[custom:PenaltyAmount]			$ 250
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate			135.00%
[custom:PenaltyAmount]			$ 500
Research Agreement [Member]
Payment for services									$ 53,806	€ 53,200
Research Agreement [Member] | Installment 1 [Member]
Payment for services																													$ 18,407	€ 18,200
Research Agreement [Member] | Installment 2 [Member]
Payment for services																											$ 8,091	€ 8,000
Research Agreement [Member] | Installment 2 [Member] | Forecast [Member]
Payment for services																											$ 8,091	€ 8,000
Research Agreement [Member] | Installment 3 [Member]
Payment for services																									7,080	€ 7,000
Research Agreement [Member] | Installment 3 [Member] | Forecast [Member]
Payment for services																									7,080	€ 7,000
Research Agreement [Member] | Installment 4 [Member] | Forecast [Member]
Payment for services																							$ 10,114	€ 10,000
Research Agreement [Member] | Installment 5 [Member] | Forecast [Member]
Payment for services																					$ 10,114	€ 10,000
Research Agreement [Member] | University of Jaen [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage									2.00%	2.00%
Consulting Agreement [Member]
Accrued interest																									$ 100,000								$ 100,000			$ 100,000
Consulting Agreement [Member] | Forecast [Member]
Monthly Fee																																						$ 50,000
Stock fee percentage																																						9.90%
Common Stock [Member]
Number of shares, exercised | shares	5,000							5,000
Common stock, shares issued | shares														15,625																					15,625				15,625	29,820
Issuance of stock | shares												14,336,712																						14,336,712	25,663,288				25,663,288	29,820	29,820
Share price | $ / shares											$ 0.002	$ 0.002		$ 0.01																					$ 0.01				$ 0.01	$ 0.10
Series B Warrants [Member]
Number of shares, exercised | shares	5,000						5,000
Subsequent Event [Member]
Proceeds from the exercise of warrants					$ 50,000
Issuance of stock | shares											14,336,712																				518,209,044	264,492,661
Conversion price | $ / shares																															$ 0.001	$ 0.001
Debt instrument face amount																															$ 136,000	$ 327,200
Accrued interest																															3,756	22,330
Premiums to additional paid in capital																																$ 133,646
Share price | $ / shares											$ 0.002	$ 0.002
Gross aggregate proceeds											$ 24,711
Premiums to additional paid in capital																															$ 73,231
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Debt instrument face amount		$ 71,500		$ 93,000
Debt instrument maturity date		Mar. 21, 2023		Apr. 12, 2023
Debt instrument, interest rate, stated percentage		8.00%		8.00%
Debt instrument debt default interest rate		24.00%		24.00%
Percentage of outstanding shares of common stock		4.99%		4.99%
Debt instrument unamortized discount		$ 4,000		$ 5,000
Legal fees		$ 2,500		$ 3,000
Conversion price, description		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s common stock (the “Common Stock”) at a price for each share of Common Stock (“Conversion Price”) of $0.002 per share (the “Fixed Price”). However, in the event the Company’s Common Stock trades below $0.0014 per share for more than five (5) consecutive trading days, then the Fixed Price shall be equal to $0.0009 per share.		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s common stock at a price for each share of Common Stock (“Conversion Price”) of $0.0028 per share (the “Fixed Price”). However, in the event the Company’s common stock trades below $0.002 per share for more than five (5) consecutive trading days, then the Fixed Price shall be equal to $0.0013 per share.
Lowest trading price percentage		65.00%		65.00%
Debt principal increase percentage		20.00%		20.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate		110.00%		110.00%
[custom:PenaltyAmount]		$ 250		$ 250
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate		125.00%		130.00%
[custom:PenaltyAmount]		$ 500		$ 500
Subsequent Event [Member] | Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
Debt instrument face amount			$ 110,000
Debt instrument maturity date			Aug. 15, 2023
Debt instrument debt default interest rate			65.00%
Percentage of outstanding shares of common stock			4.99%
Debt default amount percentage			24.00%
Legal fees			$ 5,500
Debt principal increase percentage			20.00%
Debt conversion original debt			$ 10,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate			120.00%
[custom:PenaltyAmount]			$ 250
Subsequent Event [Member] | Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate			135.00%
[custom:PenaltyAmount]			$ 500
Subsequent Event [Member] | Research Agreement [Member]
Payment for services									$ 53,806	€ 53,200
Subsequent Event [Member] | Research Agreement [Member] | Installment 1 [Member]
Payment for services									$ 18,407	€ 18,200
Subsequent Event [Member] | Research Agreement [Member] | University of Jaen [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage									2.00%	2.00%
Subsequent Event [Member] | Consulting Agreement [Member]
Monthly Fee													$ 50,000
Stock fee percentage													9.90%
Subsequent Event [Member] | Common Stock [Member]
Number of shares, exercised | shares						1,250
Subsequent Event [Member] | Warrant [Member]
Deemed dividend						$ 389,235
Subsequent Event [Member] | Series B Warrants [Member]
Number of shares, exercised | shares						1,250
Subsequent Event [Member] | Seven Night Two Series A And A Warrants [Member]
Common stock, shares issued | shares					158,399,208	158,399,208